Basis of Presentation and Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands				1 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2023 JPY (¥)	Jan. 01, 2022 JPY (¥)	Aug. 31, 2021 JPY (¥) item	Oct. 31, 2021 item	Jun. 30, 2024 JPY (¥) subsidiary item segment	Jun. 30, 2023 JPY (¥)	Dec. 31, 2023 JPY (¥) item segment subsidiary	Dec. 31, 2022 JPY (¥) item	Dec. 31, 2021 JPY (¥) item	Dec. 31, 2023 USD ($) item
Product Information
Number of subsidiaries | subsidiary					8		7
Number of lines of business | segment					3		3
Number of salons | item					308		314	312	312	314
Proceeds from Sales of salons					¥ 404,112	¥ 207,239
Cash and cash equivalents					144,648		¥ 106,347	¥ 605,454		$ 755
(Accumulated deficit) Retained earnings					¥ (501,904)		¥ 80,277	¥ (2,545,068)
Number of VIE where the Company is the primary beneficiary | item							0	0		0
ZACC
Product Information
Percentage of ownership interest		40.00%	100.00%	60.00%
Number of salons operated | item			3	3
Period of customers recognized by high level of techniques and hospitality			30 years	30 years
Fair value of the consideration transferred		¥ 148,000	¥ 270,000
US
Product Information
Reduction in common stock and additional paid-in capital	¥ 1,265,000
(Accumulated deficit) Retained earnings	1,265,000
Non-US
Product Information
Reduction in common stock and additional paid-in capital	¥ 1,307,000
Revision of prior period, Reclassification, adjustment
Product Information
Revenues						92,000
Cost of revenue						23,217
Gain from sale of salons						68,783
Directly-operated salons
Product Information
Number of salons | item					215		217	199	188	217
Cost of revenue					¥ 2,653,425	2,215,200	¥ 4,552,408	¥ 4,129,240	¥ 3,281,781
Investor owned salons
Product Information
Number of salons | item					60		41	31	4	41
Franchise
Product Information
Number of salons | item					93		97	113	124	97
Cost of revenue					¥ 156,014	¥ 269,229	¥ 523,330	¥ 645,733	¥ 691,286